Commitments, contingencies and legal proceedings - Contractual obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contractual obligations
Purchase obligations	€ 5,006
Lease extension options reasonably certain not to be exercised	718	€ 468
Lease termination options expected to be exercised	48	€ 51
2022
Contractual obligations
Purchase obligations	4,328
1 to 3 years
Contractual obligations
Purchase obligations	398
Due between 3 and 5 years
Contractual obligations
Purchase obligations	198
More than 5 years
Contractual obligations
Purchase obligations	82
Leases committed but not yet commenced	192
Within five years
Contractual obligations
Leases committed but not yet commenced	€ 31